Consolidated Statements of Operations and Comprehensive Loss	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 205,481,904	$ 28,941,521	¥ 179,586,066	¥ 205,179,442
Total cost of revenues	(154,026,591)	(21,694,192)	(135,659,197)	(168,721,834)
Gross profit	51,455,313	7,247,329	43,926,869	36,457,608
Operating expenses:
Fulfilment expenses	(7,315,978)	(1,030,434)	(10,630,884)	(23,967,825)
Sales and marketing expenses	(17,440,192)	(2,456,400)	(20,763,218)	(59,239,750)
Research and development expenses				(233,663)
General and administrative expenses	(82,460,706)	(11,614,348)	(53,543,862)	(66,636,360)
Impairment loss on goodwill	(6,592,220)	(928,495)
Share based compensation	(83,863,299)	(11,811,899)	(38,993,201)
Total operating expenses	(197,672,395)	(27,841,576)	(123,931,165)	(150,077,598)
Loss from operations	(146,217,082)	(20,594,247)	(80,004,296)	(113,619,990)
Interest expenses	(12,178,668)	(1,715,329)	(30,826,950)	(22,842,091)
Interest income	2,562,605	360,935	465,162	9,783
Foreign currency exchange (loss)/gain, net	(66,798)	(9,408)	671,007	(147,413)
Impairment loss for equity investments accounted for using measurement alternative	(8,288,296)	(1,167,382)	(22,705,285)
Gain from deconsolidation of VIEs	134,665	18,967	13,543,650
Other income	421,449	59,360	1,599,746	5,581,534
Other expenses, net	(10,440,057)	(1,470,451)		(266,083,985)
Changes in fair value of financial instruments	17,101,260	2,408,661	(1,875,889)	(60,764,404)
Loss before income tax expenses	(156,970,922)	(22,108,894)	(119,132,855)	(457,866,566)
Income tax expense	(5,004,766)	(704,907)	(3,115,753)	(816,868)
Net loss	(161,975,688)	(22,813,801)	(122,248,608)	(458,683,434)
Accretion of redeemable convertible preferred shares to redemption value	(110,112,796)	(15,509,063)	(109,089,609)	(381,218,518)
Net loss attributable to ordinary shareholders	(272,088,484)	(38,322,864)	(231,338,217)	(839,901,952)
Net income/(loss) attributable to non-controlling interest	4,366,045	614,945	(222,968)	(4,333,208)
Net loss attributable to DDC Enterprise Limited	(276,454,529)	(38,937,809)	(231,115,249)	(835,568,744)
Other comprehensive income/(loss), net of nil income taxes:
Foreign currency translation adjustment, net of nil income taxes	(52,845,568)	(7,443,143)	(120,532,078)	15,902,297
Net unrealized gains on available-for-sale debt Securities	396,098	55,789
Total other comprehensive income/(loss)	(52,449,470)	(7,387,354)	(120,532,078)	15,902,297
Comprehensive loss:	(324,537,954)	(45,710,218)	(351,870,295)	(823,999,655)
Comprehensive income/ (loss) attributable to non-controlling interests	4,366,045	614,945	(222,968)	(4,333,208)
Comprehensive loss attributable to DDC Enterprise Limited	(328,903,999)	(46,325,163)	(351,647,327)	(819,666,447)
Product revenues
Revenues:
Total revenues	204,595,102	28,816,618	176,420,393	191,389,968
Service revenues
Revenues:
Total revenues	886,802	124,903	1,298,631	5,544,507
Revenues from collaborative arrangements
Revenues:
Total revenues			1,867,042	8,244,967
Cost of products
Revenues:
Total cost of revenues	(153,316,804)	(21,594,221)	(134,462,728)	(164,541,069)
Cost of services
Revenues:
Total cost of revenues	¥ (709,787)	$ (99,971)	¥ (1,196,469)	¥ (4,180,765)
Class A Ordinary Shares
Net loss per ordinary share
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (38.29)	$ (5.39)	¥ (42.32)	¥ (173)
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (38.29)	$ (5.39)	¥ (42.32)	¥ (173)
Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share
Basic (in Shares)	7,219,584	7,219,584	5,461,443	4,829,998
Diluted (in Shares)	7,219,584	7,219,584	5,461,443	4,829,998
Class B Ordinary Shares
Net loss per ordinary share
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)
Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share
Basic (in Shares)	875,000	875,000	875,000	875,000
Diluted (in Shares)	875,000	875,000	875,000	875,000